Borrowings (Details Textual) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022 INR (₨) shares	Mar. 31, 2022 INR (₨) $ / shares	Mar. 31, 2021 INR (₨)
Collateral Asset Member One [Member]
Disclosure Of Borrowings [Line Items]
Working Capital Facilities	₨ 250,000	₨ 250,000	₨ 0
Collateral Asset Member Two [Member]
Disclosure Of Borrowings [Line Items]
Working Capital Facilities	400,000	400,000	0
Collateral asset Member Three [Member]
Disclosure Of Borrowings [Line Items]
Working Capital Facilities	420,000	420,000	0
Collaterally Secured by Unencumbered Movable Fixed Asset [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	2,222,000	2,222,000	2,346,000
Collaterally Secured by Equitable Mortgages Over Properties [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	1,072,000	1,072,000	1,501
Collaterally Secured by Equitable Mortgage Over Vashi Property [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	950,000	950,000	648,000
Collaterally Secured by Equitable Mortgage Over Land And Building [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 680,000	680,000	₨ 866,000
Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Working Capital Facilities Bear Interest	5.40%		5.40%
Top of range [member]
Disclosure Of Borrowings [Line Items]
Working Capital Facilities Bear Interest	8.80%		9.45%
Movable Fixed Assets Funded By Term Loan And Project Receivables [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 4,054,000	4,054,000	₨ 1,375,000
Specific Project Receivables [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	721,000	721,000	966,000
Moveable Fixed Assets Funded Out Of Term Loan [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	331,000	331,000	352,000
Movable Fixed Assets Rabale Two Tower Floor One And Two Data Centre [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	260,000	260,000	361,000
Hyderabad Property [Member] | Properties At Tidel Vileparle And Vashi Sixth Floor [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 0	₨ 0	₨ 244,000
Term bank loans [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	2.50%	2.50%
Borrowings maturity	repayable in quarterly instalments within a tenor of 3 to 5 years after moratorium periods ranging from 6 months to one year in certain cases
Borrowings, Face amount	₨ 0	₨ 0
Term bank loans [Member] | Bottom of range [member] | Borrowings Interest Rate For Others [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	7.20%	7.20%	6.80%
Term bank loans [Member] | Top of range [member] | Borrowings Interest Rate For Others [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	8.92%	8.92%	9.60%
Buyers Credit [Member] | Bottom of range [member] | Borrowings Interest Rate For Others [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	0.79%	0.79%	0.89%
Buyers Credit [Member] | Top of range [member] | Borrowings Interest Rate For Others [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	1.73%	1.73%	3.35%
ECB [Member] | ECB Facility Agreement [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, Face amount	₨ 5,000	₨ 5,000
Proceeds from borrowings	₨ 2,000
Term Loan INR In Lieu Of Buyer Credits From Banks [Member] | Bottom of range [member] | Borrowings Interest Rate For Others [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate			9.00%
Term Loan INR In Lieu Of Buyer Credits From Banks [Member] | Top of range [member] | Borrowings Interest Rate For Others [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate			9.60%
Loans From NBFCs [Member]
Disclosure Of Borrowings [Line Items]
Borrowings maturity	repayable over a period of 12 to 60 months on equated monthly / quarterly instalments
Loans From NBFCs [Member] | Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	8.30%	8.30%	8.60%
Loans From NBFCs [Member] | Top of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	9.90%	9.90%	9.90%
Cumulative Non Convertible Redeemable Preference Shares Issued From Print House India Private Limited [Member]
Disclosure Of Borrowings [Line Items]
Borrowings maturity	20
Borrowings	₨ 500,000	₨ 500,000
Percentage of preferential dividend payable till redemption	9.00%	9.00%
Foreign currency term loans [Member]
Disclosure Of Borrowings [Line Items]
Borrowings maturity	20 years
Bank Guarantees And Non Fund Limits Secured By Pari Passu First Charge On The Entire Current Assets Of The Company [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 2,902,000	₨ 2,902,000	₨ 3,212,000
Kotak Special Situations Fund [Member]
Disclosure Of Borrowings [Line Items]
Debt Conversion Converted Instrument Interest Rate	6.00%
Kotak Special Situations Fund [Member] | Series 1 Compulsorily Convertible Debentures [Member]
Disclosure Of Borrowings [Line Items]
Debt Conversion Converted Instrument Shares Issued 1 | shares	20,000,000
Debt Conversion Converted Instrument Share Price | $ / shares		₨ 100
Debt Conversion Converted Instrument Amount 1	₨ 20,000
Debt Conversion Converted Instrument Maturity Date	Oct. 31, 2022
Kotak Special Situations Fund [Member] | Series 2 Compulsorily Convertible Debentures [Member]
Disclosure Of Borrowings [Line Items]
Debt Conversion Converted Instrument Shares Issued 1 | shares	20,000,000
Debt Conversion Converted Instrument Share Price | $ / shares		₨ 100
Debt Conversion Converted Instrument Amount 1	₨ 200,000
Debt Conversion, Converted Instrument Rate	1.00%		99.00%
Debt Conversion Converted Instrument Maturity Date	Mar. 31, 2023